Investments in Associates and Joint Ventures - Summarized Financial Information of the Group's Principal Associates and Reconciliation to Carrying Amount and Statement of Comprehensive Income and Dividends Received of the Group's Principal Joint Ventures (Detail) - CNY (¥)
¥ in Millions
	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [Line Items]
Current assets	¥ 486,767	¥ 480,838	¥ 486,767
Non-current assets	2,001,359	2,021,424	2,001,359
Current liabilities	605,418	518,158	605,418
Non-current liabilities	516,087	575,235	516,087
REVENUE		2,614,349	1,933,836	¥ 2,516,810
profit for the year		114,696	33,485	67,015
Other comprehensive income		(4,501)	(11,130)	8,930
Total comprehensive income		¥ 110,195	¥ 22,355	75,945
PipeChina [member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)		29.90%	29.90%
Current assets	74,012	¥ 86,335	¥ 74,012
Non-current assets	655,982	768,161	655,982
Current liabilities	55,562	136,150	55,562
Non-current liabilities	104,150	103,243	104,150
Net assets	570,282	615,103	570,282
Group's share of net assets	151,135	157,346	151,135
Goodwill	0	0	0
Carrying amount of interest in associates	151,135	157,346	¥ 151,135
REVENUE	22,766	101,572
profit for the year	6,444	29,776
Other comprehensive income	0	2
Total comprehensive income	6,444	29,778
Group's share of total comprehensive income	1,532	6,846
Dividends received by the Group	0	¥ 943
China Petroleum Finance Co., Ltd. [member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)		32.00%	32.00%
Current assets	313,741	¥ 415,139	¥ 313,741
Non-current assets	177,344	116,765	177,344
Current liabilities	404,201	446,369	404,201
Non-current liabilities	12,617	8,396	12,617
Net assets	74,267	77,139	74,267
Group's share of net assets	23,765	24,684	23,765
Goodwill	349	349	349
Carrying amount of interest in associates	24,114	25,033	24,114
REVENUE		12,691	7,954	9,672
profit for the year		6,304	7,819	7,810
Other comprehensive income		(606)	(1,603)	1,356
Total comprehensive income		5,698	6,216	9,166
Group's share of total comprehensive income		1,823	1,989	2,933
Dividends received by the Group		¥ 904	¥ 677	1,268
CNPC Captive Insurance Co., Ltd. [member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)		49.00%	49.00%
Current assets	11,267	¥ 9,100	¥ 11,267
Non-current assets	2,956	2,618	2,956
Current liabilities	4,752	859	4,752
Non-current liabilities	2,776	3,900	2,776
Net assets	6,695	6,959	6,695
Group's share of net assets	3,281	3,410	3,281
Goodwill	0	0	0
Carrying amount of interest in associates	¥ 3,281	3,410	3,281
REVENUE		1,510	735	712
profit for the year		424	389	349
Other comprehensive income		0	0	(1)
Total comprehensive income		424	389	348
Group's share of total comprehensive income		207	191	170
Dividends received by the Group		¥ 78	¥ 74	¥ 62